Expense Example, No Redemption - Class C	Prospectus #1 Delaware Emerging Markets Debt Fund Expense Example, No Redemption, 1 Year	Prospectus #1 Delaware Emerging Markets Debt Fund Expense Example, No Redemption, 3 Years	Prospectus #1 Delaware Emerging Markets Debt Fund Expense Example, No Redemption, 5 Years	Prospectus #1 Delaware Emerging Markets Debt Fund Expense Example, No Redemption, 10 Years	Prospectus #2 Delaware Strategic Income Fund Expense Example, No Redemption, 1 Year	Prospectus #2 Delaware Strategic Income Fund Expense Example, No Redemption, 3 Years	Prospectus #2 Delaware Strategic Income Fund Expense Example, No Redemption, 5 Years	Prospectus #2 Delaware Strategic Income Fund Expense Example, No Redemption, 10 Years
USD ($)	182	655	1,155	2,530	162	644	1,153	2,553